Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	28,816,835,778
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000839923
Amendment Flag	false
ICFR Auditor Attestation Flag	true